Annual Fund Operating Expenses - AST T Rowe Price Growth Opportunities Portfolio - No Share Class	Apr. 26, 2021
Operating Expenses:
Management Fees	0.71%
+ Distribution and/or Service Fees (12b-1 Fees)	0.25%
Other Expenses Over Assets [Item]	0.04%
= Total Annual Portfolio Operating Expenses	1.00%
- Fee Waiver and/or Expense Reimbursement	(0.01%)
= Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.99%	[1]

[1]	The Manager has contractually agreed to waive 0.0104% of its investment management fee through June 30, 2022. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.